UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867

                     OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
         -------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

            Date of reporting period: AUGUST 1, 2003 - JULY 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We used our extensive research and risk management capabilities to maintain a diversified portfolio of smaller and locally issued securities that are misunderstood or underappreciated by the market in general. Such securities frequently offer premium yields substantially exceeding their actual credit risks. During this period, many of them also contributed considerable price appreciation as credit spreads tightened.

      This combination of strong yields and price gains in many sectors accounts for the Fund's strong results compared to both the Lehman Brothers Index and the Lipper Pennsylvania Municipal Debt Fund category. For example, we added electric utility bonds at attractive prices and yields directly after the August 2003 blackout in the northeastern states. Our analysis concluded that aversion to energy investments would be short lived, since demand for energy rises as economic growth accelerates.

      The Fund's position in municipal inverse floating rate securities also contributed to performance. These are highly rated, high yielding, tax-exempt securities whose interest rates move inversely to short-term rates. We seek to offset the greater interest rate sensitivity of these bonds by also investing in premium-coupon, callable bonds whose market prices fluctuate much less than long-term bond indices.

      Over the course of the year, the Fund's allocation to various sectors changed little. We invested new cash flows in a wide variety of securities, so the Fund remains broadly diversified by issuer, coupon, maturity and structure. At the same time, we maintained an emphasis on certain sectors where value often goes unrecognized. At July 31, the largest of these sectors were tobacco master settlement agreement (MSA) (25.4% of assets), resource recovery (9.6%), adult living facilities (9.2%), higher education (8.0%), and hospitals and healthcare (6.2%).

      Tobacco master settlement agreement (MSA) bonds are backed by each state's (or U.S. territory's) share of the national settlement agreement with major tobacco manufacturers. With credit ratings of BBB they provide considerably higher income than other similarly rated bonds. Ongoing litigation in the tobacco industry led to volatility in the MSA bonds over the past year, with prices climbing sharply then losing ground in the wake of several court rulings. Nonetheless, the tobacco companies met their obligations, and these bonds were a consistent source of high current income for the Fund.

      We continue to believe that MSA bonds entail less risk than their credit rating or price volatility suggest. Although litigation risk will continue to overhang the tobacco industry,


                   9 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

we expect MSA bonds to trade similarly to comparable rated bonds as the market becomes more comfortable with the credit and new issuance dissipates.

      In the Healthcare sector, both an improving economy and successful cost cutting measures helped West Penn-Allegheny Healthcare System realign itself with financial projections. New senior management at West Penn-Allegheny successfully renegotiated contracts and has taken other steps to improve performance, which we believe will continue. By 2004, West Penn-Allegheny reported operating profits, and the markets responded by sharply increasing the value of these bonds.

      A bond that detracted from performance was one issued by the Lehigh County General Purpose Authority for KidsPeace--a nationally recognized and accredited not-for-profit organization. The bonds, which represented less than 2% of Fund assets, declined in price after a credit rating downgrade in June 2004, which resulted from below average financial performance in 2003.

      The Fund attempts to pay dividends on Class A shares at a constant level. However there is no assurance it will be able to do so, and the dividend may be changed at any time without prior notice to shareholders. This practice did not affect the Fund's investment strategies or per share net asset values, or cause it to pay any distributions of capital.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2004. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from inception of the Class on August 29, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                  10 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Pennsylvania Municipal Fund (Class A)
     Lehman Brothers Municipal Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                         Value of Investment          Lehman Brothers
   Date                        In Fund              Municipal Bond Index
--------------------------------------------------------------------------------
12/31/1994                     $ 9,525                   $10,000
03/31/1995                      10,213                    10,707
06/30/1995                      10,455                    10,965
09/30/1995                      10,657                    11,280
12/31/1995                      11,139                    11,746
03/31/1996                      11,022                    11,604
06/30/1996                      11,089                    11,693
07/31/1996 (1)                  11,188                    11,799
10/31/1996                      11,471                    12,096
01/31/1997                      11,636                    12,289
04/30/1997                      11,681                    12,339
07/31/1997                      12,270                    13,009
10/31/1997                      12,394                    13,123
01/31/1998                      12,770                    13,531
04/30/1998                      12,690                    13,486
07/31/1998                      12,883                    13,788
10/31/1998                      13,149                    14,175
01/31/1999                      13,335                    14,431
04/30/1999                      13,388                    14,423
07/31/1999                      13,141                    14,185
10/31/1999                      12,595                    13,924
01/31/2000                      12,253                    13,907
04/30/2000                      12,620                    14,291
07/31/2000                      13,010                    14,796
10/31/2000                      13,199                    15,109
01/31/2001                      13,334                    15,754
04/30/2001                      13,329                    15,773
07/31/2001                      14,063                    16,287
10/31/2001                      14,368                    16,697
01/31/2002                      14,367                    16,684
04/30/2002                      14,586                    16,877
07/31/2002                      15,098                    17,380
10/31/2002                      15,390                    17,676
01/31/2003                      15,559                    17,929
04/30/2003                      15,867                    18,311
07/31/2003                      15,907                    18,007
10/31/2003                      16,659                    18,580
01/31/2004                      17,454                    19,038
04/30/2004                      17,470                    18,801
07/31/2004                      17,264                    19,048

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04

       1-Year                       5-Year                    10-Year
       ------                       ------                    -------
       3.37%                         4.58%                     5.27%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 14 FOR FURTHER INFORMATION.

1. The Fund's fiscal year end changed from 12/31 to 7/31.


                  11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
    Oppenheimer Pennsylvania Municipal Fund (Class B)
    Lehman Brothers Municipal Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]



                         Value of Investment         Lehman Brothers
   Date                         In Fund            Municipal Bond Index
--------------------------------------------------------------------------------
12/31/1994                     $10,000                   $10,000
03/31/1995                      10,701                    10,707
06/30/1995                      10,935                    10,965
09/30/1995                      11,126                    11,280
12/31/1995                      11,606                    11,746
03/31/1996                      11,463                    11,604
06/30/1996                      11,511                    11,693
07/31/1996 (1)                  11,606                    11,799
10/31/1996                      11,877                    12,096
01/31/1997                      12,025                    12,289
04/30/1997                      12,049                    12,339
07/31/1997                      12,634                    13,009
10/31/1997                      12,737                    13,123
01/31/1998                      13,089                    13,531
04/30/1998                      12,993                    13,486
07/31/1998                      13,165                    13,788
10/31/1998                      13,412                    14,175
01/31/1999                      13,576                    14,431
04/30/1999                      13,593                    14,423
07/31/1999                      13,317                    14,185
10/31/1999                      12,750                    13,924
01/31/2000                      12,381                    13,907
04/30/2000                      12,728                    14,291
07/31/2000                      13,085                    14,796
10/31/2000                      13,262                    15,109
01/31/2001                      13,376                    15,754
04/30/2001                      13,371                    15,773
07/31/2001                      14,108                    16,287
10/31/2001                      14,414                    16,697
01/31/2002                      14,413                    16,684
04/30/2002                      14,632                    16,877
07/31/2002                      15,146                    17,380
10/31/2002                      15,440                    17,676
01/31/2003                      15,609                    17,929
04/30/2003                      15,918                    18,311
07/31/2003                      15,957                    18,007
10/31/2003                      16,713                    18,580
01/31/2004                      17,510                    19,038
04/30/2004                      17,526                    18,801
07/31/2004                      17,319                    19,048

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04

       1-Year                       5-Year                    10-Year
       ------                       ------                    -------
       2.71%                         4.51%                     5.32%

1. The Fund's fiscal year end changed from 12/31 to 7/31.


                  12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Pennsylvania Municipal Fund (Class C)
     Lehman Brothers Municipal Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]



                        Value of Investment          Lehman Brothers
   Date                       In Fund              Municipal Bond Index
--------------------------------------------------------------------------------
08/29/1995                    $10,000                   $10,000
09/30/1995                     10,109                    10,063
12/31/1995                     10,555                    10,479
03/31/1996                     10,420                    10,353
06/30/1996                     10,462                    10,432
07/31/1996 (1)                 10,539                    10,526
10/31/1996                     10,794                    10,791
01/31/1997                     10,917                    10,963
04/30/1997                     10,939                    11,008
07/31/1997                     11,470                    11,605
10/31/1997                     11,564                    11,708
01/31/1998                     11,893                    12,072
04/30/1998                     11,796                    12,032
07/31/1998                     11,952                    12,301
10/31/1998                     12,177                    12,647
01/31/1999                     12,336                    12,874
04/30/1999                     12,352                    12,868
07/31/1999                     12,101                    12,655
10/31/1999                     11,576                    12,423
01/31/2000                     11,250                    12,407
04/30/2000                     11,555                    12,750
07/31/2000                     11,890                    13,201
10/31/2000                     12,040                    13,480
01/31/2001                     12,140                    14,055
04/30/2001                     12,113                    14,072
07/31/2001                     12,757                    14,531
10/31/2001                     13,008                    14,896
01/31/2002                     12,983                    14,884
04/30/2002                     13,156                    15,057
07/31/2002                     13,593                    15,506
10/31/2002                     13,818                    15,770
01/31/2003                     13,954                    15,995
04/30/2003                     14,205                    16,336
07/31/2003                     14,213                    16,065
10/31/2003                     14,857                    16,576
01/31/2004                     15,537                    16,985
04/30/2004                     15,510                    16,773
07/31/2004                     15,312                    16,994

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/04

       1-Year                 5-Year             Since Inception (8/29/95)
       ------                 ------             -------------------------
       6.71%                   4.82%                      4.89%

(1) THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JULY 31.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 14 FOR FURTHER INFORMATION.

1. The Fund's fiscal year end changed from 12/31 to 7/31.


                  13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 9/18/89. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING          ENDING
                            ACCOUNT            ACCOUNT         EXPENSES PAID
                            VALUE              VALUE           DURING 6 MONTHS
                            (2/1/04)           (7/31/04)       ENDED 7/31/04
--------------------------------------------------------------------------------
Class A Actual              $1,000.00          $  989.10       $4.25
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00           1,020.59        4.32
--------------------------------------------------------------------------------
Class B Actual               1,000.00             985.40        8.00
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00           1,016.81        8.12
--------------------------------------------------------------------------------
Class C Actual               1,000.00             985.30        8.00
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00           1,016.81        8.12

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those expense ratios for the 6-month period ended July 31, 2004 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A          0.86%
---------------------------
Class B          1.62
---------------------------
Class C          1.62


                  16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  July 31, 2004
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                           VALUE
     AMOUNT                                                              COUPON      MATURITY    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.2%
-----------------------------------------------------------------------------------------------------------
PENNSYLVANIA--67.7%
$    20,000   Allegheny County Airport
              (Pittsburgh International Airport)                          5.250%   01/01/2016   $    21,015
-----------------------------------------------------------------------------------------------------------
     50,000   Allegheny County HDA (Health Center Devel., Inc.)           6.300    09/01/2013        50,199
-----------------------------------------------------------------------------------------------------------
  1,500,000   Allegheny County HDA (The Covenant at South Hills)          8.625    02/01/2021     1,487,640
-----------------------------------------------------------------------------------------------------------
    180,000   Allegheny County HDA (The Covenant at South Hills)          8.750    02/01/2031       177,989
-----------------------------------------------------------------------------------------------------------
    420,000   Allegheny County HDA
              (West Penn Allegheny Health System)                         9.250    11/15/2015       471,295
-----------------------------------------------------------------------------------------------------------
  1,100,000   Allegheny County HDA
              (West Penn Allegheny Health System)                         9.250    11/15/2022     1,234,343
-----------------------------------------------------------------------------------------------------------
 12,640,000   Allegheny County HDA
              (West Penn Allegheny Health System)                         9.250    11/15/2030    14,183,723
-----------------------------------------------------------------------------------------------------------
    350,000   Allegheny County HDA RITES 1                               21.352 2  11/15/2030       560,392
-----------------------------------------------------------------------------------------------------------
  1,900,000   Allegheny County HDA RITES 1                               21.352 2  11/15/2030     3,042,128
-----------------------------------------------------------------------------------------------------------
  2,000,000   Allegheny County HEBA (Chatham College)                     5.750    11/15/2028     2,049,060
-----------------------------------------------------------------------------------------------------------
  6,945,000   Allegheny County HEBA (Chatham College)                     5.750    11/15/2035     7,091,609
-----------------------------------------------------------------------------------------------------------
  1,000,000   Allegheny County HEBA (Chatham College)                     5.850    03/01/2022     1,030,470
-----------------------------------------------------------------------------------------------------------
  1,000,000   Allegheny County HEBA (Chatham College)                     5.950    03/01/2032     1,016,030
-----------------------------------------------------------------------------------------------------------
     20,000   Allegheny County HEBA (Robert Morris College)               6.200    02/15/2010        20,987
-----------------------------------------------------------------------------------------------------------
  2,110,000   Allegheny County HEBA (Robert Morris College)               6.250    02/15/2026     2,149,710
-----------------------------------------------------------------------------------------------------------
  1,775,000   Allegheny County IDA
              (Airport Special Facilities/U S Airways) 3,4                0.000    03/01/2021       399,375
-----------------------------------------------------------------------------------------------------------
     15,000   Allegheny County IDA (Kroger Company)                       8.500    05/01/2010        15,051
-----------------------------------------------------------------------------------------------------------
  1,145,000   Allegheny County IDA (Residential Resources)                5.700    09/01/2012     1,126,772
-----------------------------------------------------------------------------------------------------------
    905,000   Allegheny County IDA (Residential Resources)                6.600    09/01/2031       866,510
-----------------------------------------------------------------------------------------------------------
    105,000   Allegheny County IDA (USX Corp.)                            6.100    01/15/2018       109,573
-----------------------------------------------------------------------------------------------------------
     10,000   Allegheny County IDA (USX Corp.)                            6.100    07/15/2020        10,406
-----------------------------------------------------------------------------------------------------------
  3,520,000   Allegheny County IDA (USX Corp.)                            6.700    12/01/2020     3,602,438
-----------------------------------------------------------------------------------------------------------
     50,000   Allegheny County Redevel. Authority (Robinson Mall)         6.875    11/01/2017        52,186
-----------------------------------------------------------------------------------------------------------
      5,000   Allegheny County Residential Finance Authority              5.625    11/01/2023         5,039
-----------------------------------------------------------------------------------------------------------
     10,000   Allegheny County Residential Finance Authority              5.950    11/01/2024        10,498
-----------------------------------------------------------------------------------------------------------
     25,000   Allegheny County Residential Finance Authority              6.250    11/01/2016        26,106
-----------------------------------------------------------------------------------------------------------
     10,000   Allegheny County Residential Finance Authority              6.600    11/01/2014        10,052
-----------------------------------------------------------------------------------------------------------
  8,000,000   Allegheny County Residential Finance Authority              7.000    11/01/2017     8,550,080
-----------------------------------------------------------------------------------------------------------
     75,000   Allegheny County Residential Finance Authority              7.100    05/01/2024        75,275
-----------------------------------------------------------------------------------------------------------
     15,000   Allegheny County Sanitation Authority                       6.250    12/01/2014        15,537
-----------------------------------------------------------------------------------------------------------
  9,005,000   Beaver County IDA
              (Cleveland Electric Illuminating Company)                   7.625    05/01/2025     9,521,887
-----------------------------------------------------------------------------------------------------------
  2,100,000   Beaver County IDA
              (Cleveland Electric Illuminating Company)                   7.750    07/15/2025     2,244,312


                   17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                              VALUE
     AMOUNT                                                                COUPON       MATURITY    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   740,000   Beaver County IDA
              (Cleveland Electric Illuminating Company)                     7.750%    07/15/2025   $   790,150
--------------------------------------------------------------------------------------------------------------
     65,000   Beaver County IDA (J. Ray McDermott & Company)                6.800     02/01/2009        56,088
--------------------------------------------------------------------------------------------------------------
    130,000   Beaver County IDA (St. Joe Minerals Corp.)                    6.000     05/01/2007       132,990
--------------------------------------------------------------------------------------------------------------
  7,630,000   Beaver County IDA (Toledo Edison Company)                     7.625     05/01/2020     8,027,599
--------------------------------------------------------------------------------------------------------------
  2,100,000   Beaver County IDA (Toledo Edison Company)                     7.750     05/01/2020     2,263,422
--------------------------------------------------------------------------------------------------------------
     30,000   Beaver County IDA (Toledo Edison Company)                     7.750     05/01/2020        32,237
--------------------------------------------------------------------------------------------------------------
     15,000   Bedford County IDA (Brown Group)                              7.125     02/01/2009        14,867
--------------------------------------------------------------------------------------------------------------
    800,000   Blair County IDA (Village of PA State)                        6.900     01/01/2022       809,312
--------------------------------------------------------------------------------------------------------------
  2,805,000   Blair County IDA (Village of PA State)                        7.000     01/01/2034     2,837,706
--------------------------------------------------------------------------------------------------------------
    100,000   Bradford County IDA (International Paper Company)             5.900     12/01/2019       101,484
--------------------------------------------------------------------------------------------------------------
    130,000   Bradford County IDA (International Paper Company)             6.600     03/01/2019       134,632
--------------------------------------------------------------------------------------------------------------
    800,000   Bucks County IDA (Chandler Hall Health Care Facility)         6.300     05/01/2029       738,336
--------------------------------------------------------------------------------------------------------------
  1,000,000   Bucks County IDA (Pennswood Village)                          6.000     10/01/2027     1,020,030
--------------------------------------------------------------------------------------------------------------
  2,000,000   Bucks County IDA RITES 1                                     17.437 2   09/01/2032     2,216,160
--------------------------------------------------------------------------------------------------------------
    480,000   Butler County IDA (Greenview Gardens Apartments)              6.000     07/01/2023       461,366
--------------------------------------------------------------------------------------------------------------
    880,000   Butler County IDA (Greenview Gardens Apartments)              6.250     07/01/2033       839,863
--------------------------------------------------------------------------------------------------------------
     10,000   Cambria County IDA (PA Electric Company)                      6.050     11/01/2025        10,632
--------------------------------------------------------------------------------------------------------------
     95,000   Chester County H&EFA (Devereaux Foundation)                   6.000     11/01/2019        99,660
--------------------------------------------------------------------------------------------------------------
  7,500,000   Chester County H&EFA (Jenners Pond)                           7.625     07/01/2034     7,547,925
--------------------------------------------------------------------------------------------------------------
    750,000   Crawford County HA
              (Wesbury United Methodist Community)                          6.125     08/15/2019       750,225
--------------------------------------------------------------------------------------------------------------
    145,000   Cumberland County Municipal Authority
              (Presbyterian Homes)                                          6.000     12/01/2017       146,320
--------------------------------------------------------------------------------------------------------------
    135,000   Cumberland County Municipal Authority
              (Presbyterian Homes)                                          6.000     12/01/2026       136,301
--------------------------------------------------------------------------------------------------------------
  6,000,000   Cumberland County Municipal Authority
              (Wesley Affiliated Services)                                  7.250     01/01/2035     6,019,740
--------------------------------------------------------------------------------------------------------------
     90,000   Dauphin County IDA
              (Jersey Central Power & Light Company)                        7.125     01/01/2009        90,269
--------------------------------------------------------------------------------------------------------------
     10,000   Delaware County Authority
              (Crozer-Chester Medical Center)                               5.300     12/15/2020        10,219
--------------------------------------------------------------------------------------------------------------
     15,000   Delaware County Authority
              (MHSSPA/MAS/MHH/MHP/MCMCSPA Obligated Group)                  5.375     11/15/2023        15,535
--------------------------------------------------------------------------------------------------------------
  2,500,000   Delaware County Authority (Neumann College)                   6.000     10/01/2031     2,531,100
--------------------------------------------------------------------------------------------------------------
    750,000   Delaware County Authority (White Horse Village)               7.625     07/01/2030       784,905
--------------------------------------------------------------------------------------------------------------
     10,000   Delaware County IDA (American Ref-Fuel Company)               6.100     07/01/2013        10,529
--------------------------------------------------------------------------------------------------------------
     10,000   Delaware County IDA (American Ref-Fuel Company)               6.200     07/01/2019        10,333
--------------------------------------------------------------------------------------------------------------
    100,000   Erie County HA (St. Mary's Home of Erie)                      6.000     08/15/2029       105,741
--------------------------------------------------------------------------------------------------------------
     85,000   Erie HEBA (Gannon University)                                 8.375     06/01/2008        87,882
--------------------------------------------------------------------------------------------------------------
     35,000   Erie HEBA (Mercyhurst College)                                5.750     03/15/2013        35,062

                  18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                           VALUE
     AMOUNT                                                              COUPON      MATURITY    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$    60,000   Erie HEBA (Mercyhurst College)                              5.750%   03/15/2020   $    60,541
-----------------------------------------------------------------------------------------------------------
  2,020,000   Erie HEBA (Mercyhurst College)                              5.750    03/15/2020     2,030,565
-----------------------------------------------------------------------------------------------------------
     35,000   Erie HEBA (Mercyhurst College)                              5.750    03/15/2023        35,086
-----------------------------------------------------------------------------------------------------------
      5,000   Exeter Township Sewer Authority                             6.500    04/01/2008         5,025
-----------------------------------------------------------------------------------------------------------
     55,000   Ferndale Area School District GO                            6.750    07/15/2009        55,232
-----------------------------------------------------------------------------------------------------------
  1,000,000   Horsham Industrial & Commercial Devel.
              Authority (GF/Pennsylvania Property)                        8.375    09/01/2024       931,540
-----------------------------------------------------------------------------------------------------------
    250,000   Jeannette Health Services Authority
              (Jeannette District Memorial Hospital)                      6.000    11/01/2018       235,305
-----------------------------------------------------------------------------------------------------------
     20,000   Lancaster County Hospital Authority (Masonic Homes)         5.500    11/15/2014        20,620
-----------------------------------------------------------------------------------------------------------
  1,650,000   Lancaster County IDA (Garden Spot Village)                  7.625    05/01/2031     1,692,719
-----------------------------------------------------------------------------------------------------------
  5,000,000   Lawrence County IDA (Shenango Presbyterian Center)          7.500    11/15/2031     4,899,750
-----------------------------------------------------------------------------------------------------------
    450,000   Lebanon County Health Facilities Authority
              (Pleasant View Retirement Community)                        6.625    12/15/2029       445,644
-----------------------------------------------------------------------------------------------------------
  1,000,000   Lehigh County GPA (Bible Fellowship Church Home)            6.000    12/15/2023       931,740
-----------------------------------------------------------------------------------------------------------
  1,010,000   Lehigh County GPA (Bible Fellowship Church Home)            7.625    11/01/2021     1,082,134
-----------------------------------------------------------------------------------------------------------
    750,000   Lehigh County GPA (Bible Fellowship Church Home)            7.750    11/01/2033       801,938
-----------------------------------------------------------------------------------------------------------
    135,000   Lehigh County GPA (Cedar Crest College)                     6.600    04/01/2010       135,945
-----------------------------------------------------------------------------------------------------------
    100,000   Lehigh County GPA (Cedar Crest College)                     6.650    04/01/2017       105,013
-----------------------------------------------------------------------------------------------------------
     60,000   Lehigh County GPA (Cedar Crest College)                     6.700    04/01/2026        62,715
-----------------------------------------------------------------------------------------------------------
  1,485,000   Lehigh County GPA (Kidspeace Obligated Group)               5.800    11/01/2012     1,391,490
-----------------------------------------------------------------------------------------------------------
  7,995,000   Lehigh County GPA (Kidspeace Obligated Group)               6.000    11/01/2018     7,293,679
-----------------------------------------------------------------------------------------------------------
  1,000,000   Lehigh County GPA (Kidspeace Obligated Group)               6.000    11/01/2023       864,720
-----------------------------------------------------------------------------------------------------------
     20,000   Lehigh County GPA (Kidspeace Obligated Group)               6.000    11/01/2023        20,070
-----------------------------------------------------------------------------------------------------------
     20,000   Lehigh County GPA (Lehigh Valley Health Network)            6.000    07/01/2025        20,457
-----------------------------------------------------------------------------------------------------------
    970,000   Lehigh County IDA (PA Power & Light Company)                5.500    02/15/2027       991,476
-----------------------------------------------------------------------------------------------------------
    190,000   Lehigh County IDA (PA Power & Light Company)                6.150    08/01/2029       201,035
-----------------------------------------------------------------------------------------------------------
    590,000   Lehigh County IDA (PA Power & Light Company)                6.400    09/01/2029       603,959
-----------------------------------------------------------------------------------------------------------
    120,000   Lehigh Northampton Airport Authority
              (Allentown-Bethlehem International Airport)                 5.600    01/01/2023       122,652
-----------------------------------------------------------------------------------------------------------
     10,000   Luzerne County IDA (Pennsylvania Gas & Water Company)       6.050    01/01/2019        10,090
-----------------------------------------------------------------------------------------------------------
    100,000   Luzerne County IDA (Pennsylvania Gas & Water Company)       6.050    01/01/2019       102,332
-----------------------------------------------------------------------------------------------------------
     15,000   Marianna-West Bethlehem Joint Sewer Authority               7.375    11/01/2017        15,020
-----------------------------------------------------------------------------------------------------------
     55,000   McKean County HA (Bradford Hospital)                        6.100    10/01/2020        56,003
-----------------------------------------------------------------------------------------------------------
    700,000   Montgomery County HEHA
              (Philadelphia Geriatric Center)                             7.375    12/01/2030       714,000
-----------------------------------------------------------------------------------------------------------
     50,000   Montgomery County HEHA
              (Temple Continuing Care Center) 3,4                         6.625    07/01/2019        10,064
-----------------------------------------------------------------------------------------------------------
  3,150,000   Montgomery County HEHA
              (Temple Continuing Care Center) 3,4                         6.750    07/01/2029       629,717
-----------------------------------------------------------------------------------------------------------
     20,000   Montgomery County HEHA (Waverly Heights)                    6.000    01/01/2008        20,020

                  19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                           VALUE
     AMOUNT                                                              COUPON      MATURITY    SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$ 1,345,000   Montgomery County IDA (ACTS/BPE Obligated Group)            5.875%   11/15/2022   $ 1,353,971
-----------------------------------------------------------------------------------------------------------
  1,750,000   Montgomery County IDA (Meadowood Corp.)                     6.250    12/01/2017     1,636,775
-----------------------------------------------------------------------------------------------------------
     20,000   Montgomery County IDA (Meadowood Corp.)                     7.400    12/01/2020        20,262
-----------------------------------------------------------------------------------------------------------
  3,840,000   Montgomery County IDA (Wordsworth Academy)                  8.000    09/01/2024     3,790,541
-----------------------------------------------------------------------------------------------------------
    125,000   New Morgan IDA (Browning-Ferris Industries)                 6.500    04/01/2019       119,530
-----------------------------------------------------------------------------------------------------------
    810,000   North Penn HHEA (Maple Village)                             7.800    10/01/2024       800,636
-----------------------------------------------------------------------------------------------------------
  1,205,000   North Penn HHEA (Maple Village)                             8.000    10/01/2032     1,183,635
-----------------------------------------------------------------------------------------------------------
     10,000   Northampton County Higher Education Authority
              (Moravian College)                                          6.200    07/01/2019        10,232
-----------------------------------------------------------------------------------------------------------
    110,000   Northampton County IDA
              (Metropolitan Edison Company)                               6.100    07/15/2021       116,074
-----------------------------------------------------------------------------------------------------------
    335,000   Northeastern PA HEA (Wilkes University)                     5.625    10/01/2018       343,151
-----------------------------------------------------------------------------------------------------------
  4,000,000   Northumberland County IDA (NHS Youth Services)              7.750    02/15/2029     3,943,680
-----------------------------------------------------------------------------------------------------------
     30,000   Northumberland County IDA (Roaring Creek Water)             6.375    10/15/2023        30,548
-----------------------------------------------------------------------------------------------------------
  2,000,000   Ontelaunee Township Municipal Authority                     6.250    11/15/2032     2,308,040
-----------------------------------------------------------------------------------------------------------
     10,000   PA Convention Center Authority, Series A                    6.750    09/01/2019        10,234
-----------------------------------------------------------------------------------------------------------
  1,400,000   PA Convention Center Authority, Series A                    6.750    09/01/2019     1,476,160
-----------------------------------------------------------------------------------------------------------
  2,450,000   PA Convention Center Authority, Series A                    6.750    09/01/2019     2,596,020
-----------------------------------------------------------------------------------------------------------
  8,000,000   PA EDFA (30th St. Garage)                                   5.875    06/01/2033     8,091,600
-----------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Colver)                                            7.050    12/01/2010     2,058,160
-----------------------------------------------------------------------------------------------------------
  1,500,000   PA EDFA (Colver)                                            7.125    12/01/2015     1,542,225
-----------------------------------------------------------------------------------------------------------
  8,150,000   PA EDFA (Colver)                                            7.150    12/01/2018     8,430,931
-----------------------------------------------------------------------------------------------------------
 13,700,000   PA EDFA (National Gypsum Company)                           6.125    11/02/2027    13,514,639
-----------------------------------------------------------------------------------------------------------
  5,000,000   PA EDFA (National Gypsum Company)                           6.250    11/01/2027     5,003,500
-----------------------------------------------------------------------------------------------------------
  7,000,000   PA EDFA (Northampton Generating)                            6.400    01/01/2009     7,145,810
-----------------------------------------------------------------------------------------------------------
  4,950,000   PA EDFA (Northampton Generating)                            6.500    01/01/2013     5,004,648
-----------------------------------------------------------------------------------------------------------
  4,500,000   PA EDFA (Northampton Generating)                            6.600    01/01/2019     4,537,125
-----------------------------------------------------------------------------------------------------------
  3,000,000   PA EDFA (Northwestern Human Services)                       5.250    06/01/2028     2,164,590
-----------------------------------------------------------------------------------------------------------
 15,660,000   PA EDFA (Sun Company)                                       7.600    12/01/2024    16,234,722
-----------------------------------------------------------------------------------------------------------
  1,500,000   PA HEFA (CA University of PA Student Association)           6.750    09/01/2020     1,588,365
-----------------------------------------------------------------------------------------------------------
    110,000   PA HEFA (CA University of PA Student Association)           6.750    09/01/2032       112,979
-----------------------------------------------------------------------------------------------------------
     30,000   PA HEFA (CA University of PA Student Association)           6.800    09/01/2025        31,062
-----------------------------------------------------------------------------------------------------------
  2,250,000   PA HEFA (College of Science & Agriculture)                  5.350    04/15/2028     2,057,310
-----------------------------------------------------------------------------------------------------------
  1,460,000   PA HEFA
              (Delaware Valley College of Science and Agriculture)        5.650    04/15/2025     1,427,982
-----------------------------------------------------------------------------------------------------------
  3,210,000   PA HEFA
              (Delaware Valley College of Science and Agriculture)        5.800    04/15/2030     3,201,173
-----------------------------------------------------------------------------------------------------------
  3,385,000   PA HEFA
              (Delaware Valley College of Science and Agriculture)        5.800    04/15/2033     3,298,344
-----------------------------------------------------------------------------------------------------------
  1,800,000   PA HEFA (Geneva College)                                    5.375    04/01/2023     1,728,162
-----------------------------------------------------------------------------------------------------------
    860,000   PA HEFA (Geneva College)                                    5.450    04/01/2018       859,845


                  20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                     VALUE
     AMOUNT                                                                       COUPON       MATURITY    SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$ 1,000,000   PA HEFA (Geneva College)                                             6.125%    04/01/2022   $ 1,030,080
---------------------------------------------------------------------------------------------------------------------
     10,000   PA HEFA (Philadelphia University)                                    6.100     06/01/2030        10,694
---------------------------------------------------------------------------------------------------------------------
  2,000,000   PA HEFA (St. Francis University)                                     6.250     11/01/2018     2,080,220
---------------------------------------------------------------------------------------------------------------------
      5,000   PA HEFA (Temple University)                                          7.400     10/01/2010         5,024
---------------------------------------------------------------------------------------------------------------------
     35,000   PA HEFA (University of PA Health Services)                           5.750     01/01/2017        35,886
---------------------------------------------------------------------------------------------------------------------
    115,000   PA HEFA (University of PA Health Services)                           5.750     01/01/2022       117,432
---------------------------------------------------------------------------------------------------------------------
     10,000   PA HEFA (University of PA Presbyterian Medical Center)               5.875     01/01/2015        10,292
---------------------------------------------------------------------------------------------------------------------
     25,000   PA HEFA (University of the Arts)                                     5.750     03/15/2030        25,918
---------------------------------------------------------------------------------------------------------------------
    125,000   PA HFA (Multifamily FHA Mtg.)                                        8.200     07/01/2024       125,256
---------------------------------------------------------------------------------------------------------------------
    165,000   PA HFA (Multifamily Hsg.)                                            6.000     07/01/2018       112,613
---------------------------------------------------------------------------------------------------------------------
  2,500,000   PA HFA (Single Family Mtg.) RITES 1                                 15.648 2   10/01/2020     2,752,450
---------------------------------------------------------------------------------------------------------------------
  2,500,000   PA HFA (Single Family Mtg.) RITES 1                                 15.848 2   10/01/2022     2,701,750
---------------------------------------------------------------------------------------------------------------------
  2,000,000   PA HFA (Single Family Mtg.) RITES 1                                 16.340 2   04/01/2021     2,196,160
---------------------------------------------------------------------------------------------------------------------
  2,850,000   PA HFA (Single Family Mtg.) RITES 1                                 16.648 2   10/01/2022     3,192,969
---------------------------------------------------------------------------------------------------------------------
  2,000,000   PA HFA (Single Family Mtg.) RITES 1                                 18.683 2   10/01/2018     2,302,040
---------------------------------------------------------------------------------------------------------------------
     10,000   PA HFA (Single Family Mtg.), Series 41B                              6.300     04/01/2009        10,214
---------------------------------------------------------------------------------------------------------------------
     25,000   PA HFA (Single Family Mtg.), Series 47                               5.700     10/01/2016        25,772
---------------------------------------------------------------------------------------------------------------------
    910,000   PA HFA (Single Family Mtg.), Series 47                               5.700     10/01/2026       925,161
---------------------------------------------------------------------------------------------------------------------
    500,000   PA HFA (Single Family Mtg.), Series 53A                              6.000     10/01/2015       517,900
---------------------------------------------------------------------------------------------------------------------
    110,000   PA HFA (Single Family Mtg.), Series 53A                              6.050     04/01/2018       113,892
---------------------------------------------------------------------------------------------------------------------
     75,000   PA HFA (Single Family Mtg.), Series 56A                              6.050     10/01/2016        75,194
---------------------------------------------------------------------------------------------------------------------
  2,590,000   PA HFA (Single Family Mtg.), Series 59A                              5.750     10/01/2023     2,670,782
---------------------------------------------------------------------------------------------------------------------
  2,620,000   PA HFA (Single Family Mtg.), Series 59A                              5.800     10/01/2029     2,685,605
---------------------------------------------------------------------------------------------------------------------
     45,000   PA HFA (Single Family Mtg.), Series 60A                              5.850     10/01/2027        46,040
---------------------------------------------------------------------------------------------------------------------
     85,000   PA HFA (Single Family Mtg.), Series 61A                              5.500     04/01/2029        86,386
---------------------------------------------------------------------------------------------------------------------
     35,000   PA HFA (Single Family Mtg.), Series 66A                              5.650     04/01/2029        35,543
---------------------------------------------------------------------------------------------------------------------
    150,000   PA HFA (Single Family Mtg.), Series 67A                              5.850     10/01/2018       155,663
---------------------------------------------------------------------------------------------------------------------
     75,000   PA HFA (Single Family Mtg.), Series 67A                              5.900     10/01/2030        76,656
---------------------------------------------------------------------------------------------------------------------
    180,000   PA HFA (Single Family Mtg.), Series 68A                              6.150     10/01/2030       180,477
---------------------------------------------------------------------------------------------------------------------
  4,740,000   PA HFA (Single Family Mtg.), Series 70A                              5.800     04/01/2027     4,883,290
---------------------------------------------------------------------------------------------------------------------
     50,000   Patterson Township Municipal Authority                               5.250     04/15/2007        50,096
---------------------------------------------------------------------------------------------------------------------
  2,000,000   Philadelphia Airport Authority for Industrial Devel. RITES 1        16.572 2   07/01/2022     2,355,680
---------------------------------------------------------------------------------------------------------------------
     25,000   Philadelphia Airport System, Series A                                5.750     06/15/2010        26,279
---------------------------------------------------------------------------------------------------------------------
    145,000   Philadelphia Airport System, Series A                                6.000     06/15/2015       152,323
---------------------------------------------------------------------------------------------------------------------
    360,000   Philadelphia Airport System, Series A                                6.100     06/15/2025       378,263
---------------------------------------------------------------------------------------------------------------------
  1,400,000   Philadelphia Authority for Industrial Devel.
              Senior Living (Arbor House)                                          6.100     07/01/2033     1,335,180
---------------------------------------------------------------------------------------------------------------------
  1,240,000   Philadelphia Authority for Industrial Devel.
              Senior Living (Miriam and Robert M. Rieder House)                    6.100     07/01/2033     1,182,588



                  21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                    VALUE
     AMOUNT                                                                      COUPON       MATURITY    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$ 1,160,000   Philadelphia Authority for Industrial Devel.
              Senior Living (Robert Saligman House)                               6.100%    07/01/2033   $ 1,106,292
--------------------------------------------------------------------------------------------------------------------
     55,000   Philadelphia Gas Works                                              5.250     08/01/2015        55,934
--------------------------------------------------------------------------------------------------------------------
  1,780,000   Philadelphia Gas Works RITES 1                                     15.840 2   08/01/2031     1,847,960
--------------------------------------------------------------------------------------------------------------------
  2,000,000   Philadelphia Gas Works RITES 1                                     16.581 2   08/01/2021     2,425,160
--------------------------------------------------------------------------------------------------------------------
  1,210,000   Philadelphia H&HEFA
              (Centralized Comprehensive Human Services)                          7.250     01/01/2021     1,241,726
--------------------------------------------------------------------------------------------------------------------
     30,000   Philadelphia H&HEFA (Chestnut Hill Hospital)                        6.375     11/15/2011        30,073
--------------------------------------------------------------------------------------------------------------------
     60,000   Philadelphia H&HEFA (Frankford Hospital)                            6.000     06/01/2023        61,960
--------------------------------------------------------------------------------------------------------------------
  1,550,000   Philadelphia H&HEFA (Friends Hospital)                              6.200     05/01/2011     1,567,701
--------------------------------------------------------------------------------------------------------------------
  2,085,000   Philadelphia H&HEFA (Jeanes Health System)                          6.600     07/01/2010     2,202,010
--------------------------------------------------------------------------------------------------------------------
    635,000   Philadelphia H&HEFA (Jeanes Hospital)                               5.875     07/01/2017       647,986
--------------------------------------------------------------------------------------------------------------------
  2,380,000   Philadelphia H&HEFA (Philadelphia Protestant Home)                  6.500     07/01/2027     2,381,571
--------------------------------------------------------------------------------------------------------------------
     10,000   Philadelphia H&HEFA (Temple University Hospital)                    6.500     11/15/2008        10,764
--------------------------------------------------------------------------------------------------------------------
  3,870,000   Philadelphia IDA (Air Cargo)                                        7.500     01/01/2025     3,889,969
--------------------------------------------------------------------------------------------------------------------
     75,000   Philadelphia IDA (Baker's Bay Nursing Home Associates)              5.750     08/01/2023        76,300
--------------------------------------------------------------------------------------------------------------------
    450,000   Philadelphia IDA (Cathedral Village)                                6.750     04/01/2023       450,756
--------------------------------------------------------------------------------------------------------------------
  1,000,000   Philadelphia IDA (Cathedral Village)                                6.875     04/01/2034     1,005,500
--------------------------------------------------------------------------------------------------------------------
  3,150,000   Philadelphia IDA (First Mtg.-CPAP)                                  6.125     04/01/2019     2,351,412
--------------------------------------------------------------------------------------------------------------------
  1,000,000   Philadelphia IDA
              (International Educational & Community Project)                     5.875     06/01/2022     1,034,250
--------------------------------------------------------------------------------------------------------------------
     25,000   Philadelphia IDA (The Franklin Institute)                           5.200     06/15/2018        25,017
--------------------------------------------------------------------------------------------------------------------
  3,425,000   Philadelphia IDA RITES 1                                           15.840 2   10/01/2026     3,627,692
--------------------------------------------------------------------------------------------------------------------
     15,000   Philadelphia Redevel. Authority (FHA Title I Insured Loan)          6.100     06/01/2017        15,510
--------------------------------------------------------------------------------------------------------------------
    195,000   Philadelphia Redevel. Authority (Multifamily Hsg.)                  5.450     02/01/2023       199,068
--------------------------------------------------------------------------------------------------------------------
  2,580,000   Philadelphia Redevel. Authority (Pavilion Apartments)               6.000     10/01/2023     2,479,045
--------------------------------------------------------------------------------------------------------------------
  4,100,000   Philadelphia Redevel. Authority (Pavilion Apartments)               6.250     10/01/2032     3,914,516
--------------------------------------------------------------------------------------------------------------------
     60,000   Philadelphia School District GO                                     5.375     04/01/2027        64,744
--------------------------------------------------------------------------------------------------------------------
    230,000   Philadelphia School District GO                                     5.500     09/01/2025       241,930
--------------------------------------------------------------------------------------------------------------------
  2,000,000   Philadelphia School District GO RITES 1                            17.854 2   08/01/2022     2,607,560
--------------------------------------------------------------------------------------------------------------------
     20,000   Pittsburgh URA (Oliver Garage)                                      5.450     06/01/2028        20,420
--------------------------------------------------------------------------------------------------------------------
     40,000   Pittsburgh URA Mtg., Series A                                       5.650     10/01/2024        40,358
--------------------------------------------------------------------------------------------------------------------
     30,000   Pittsburgh URA Mtg., Series A                                       5.650     10/01/2024        30,269
--------------------------------------------------------------------------------------------------------------------
     70,000   Pittsburgh URA Mtg., Series A                                       6.050     10/01/2026        71,881
--------------------------------------------------------------------------------------------------------------------
     40,000   Pittsburgh URA Mtg., Series A                                       7.250     02/01/2024        40,040
--------------------------------------------------------------------------------------------------------------------
     10,000   Pittsburgh URA Mtg., Series C                                       5.700     04/01/2030        10,162
--------------------------------------------------------------------------------------------------------------------
    455,000   Pittsburgh URA Mtg., Series C                                       5.950     10/01/2029       467,954
--------------------------------------------------------------------------------------------------------------------
     25,000   Pittsburgh URA Mtg., Series C                                       7.125     08/01/2013        25,030
--------------------------------------------------------------------------------------------------------------------
  2,000,000   Sayre Health Care Facilities (Guthrie Healthcare System)            7.125     12/01/2031     2,283,240
--------------------------------------------------------------------------------------------------------------------
     95,000   St. Mary Hospital Authority (Catholic Health Initiatives)           5.000     12/01/2028        97,252


                  22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                  VALUE
     AMOUNT                                                                    COUPON      MATURITY     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   330,000   Union County Hospital Authority
              (Evangelical Community Hospital)                                  5.875%    07/01/2023  $    331,531
------------------------------------------------------------------------------------------------------------------
    150,000   Warren County Hospital Authority
              (Warren General Hospital)                                         6.900     04/01/2011       153,194
------------------------------------------------------------------------------------------------------------------
    750,000   Washington Township Municipal Authority                           5.875     12/15/2023       754,860
------------------------------------------------------------------------------------------------------------------
  2,500,000   Washington Township Municipal Authority                           6.000     12/15/2033     2,499,800
------------------------------------------------------------------------------------------------------------------
  1,000,000   West Cornwall Township Municipal Authority
              (Elizabethtown College)                                           6.000     12/15/2022     1,026,550
------------------------------------------------------------------------------------------------------------------
    300,000   West Shore Area Hospital Authority (Holy Spirit Hospital)         6.250     01/01/2032       305,586
------------------------------------------------------------------------------------------------------------------
    500,000   Westmoreland County IDA
              (Redstone Health Care Facilities)                                 8.000     11/15/2023       535,090
------------------------------------------------------------------------------------------------------------------
    185,000   Westmoreland County IDA (Westmoreland Hospital)                   6.000     07/01/2022       187,429
------------------------------------------------------------------------------------------------------------------
     25,000   York County HA (York Hospital)                                    5.500     07/01/2008        25,330
------------------------------------------------------------------------------------------------------------------
     10,000   York County IDA (PSEG Power)                                      5.500     09/01/2020        10,008
------------------------------------------------------------------------------------------------------------------
     35,000   York Hsg. Corp. Mtg., Series A                                    6.875     11/01/2009        35,049
                                                                                                       -----------
                                                                                                       313,648,471


------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--33.5%
  1,000,000   Guam EDA (TASC)                                                   5.400     05/15/2031       869,670
------------------------------------------------------------------------------------------------------------------
  2,980,000   Guam EDA (TASC)                                                   5.500     05/15/2041     2,463,745
------------------------------------------------------------------------------------------------------------------
     60,000   Northern Mariana Islands, Series A                                6.000     06/01/2014        64,003
------------------------------------------------------------------------------------------------------------------
  1,435,000   Northern Mariana Islands, Series A                                6.600     03/15/2028     1,508,314
------------------------------------------------------------------------------------------------------------------
  8,100,000   Northern Mariana Islands, Series A                                6.750     10/01/2033     8,172,171
------------------------------------------------------------------------------------------------------------------
 49,635,000   Puerto Rico Children's Trust Fund (TASC)                          5.375     05/15/2033    43,357,165
------------------------------------------------------------------------------------------------------------------
 52,345,000   Puerto Rico Children's Trust Fund (TASC)                          5.500     05/15/2039    43,698,653
------------------------------------------------------------------------------------------------------------------
 32,485,000   Puerto Rico Children's Trust Fund (TASC)                          5.625     05/15/2043    27,116,854
------------------------------------------------------------------------------------------------------------------
      5,000   Puerto Rico Infrastructure                                        7.500     07/01/2009         5,104
------------------------------------------------------------------------------------------------------------------
  8,980,000   Puerto Rico Port Authority (American Airlines), Series A          6.250     06/01/2026     6,041,026
------------------------------------------------------------------------------------------------------------------
    115,000   Puerto Rico Port Authority, Series D                              7.000     07/01/2014       117,496
------------------------------------------------------------------------------------------------------------------
     40,000   Puerto Rico Urban Renewal & Hsg. Corp.                            7.875     10/01/2004        40,233
------------------------------------------------------------------------------------------------------------------
    200,000   University of V.I. , Series A                                     5.250     12/01/2024       200,540
------------------------------------------------------------------------------------------------------------------
  6,645,000   V.I. Government Refinery Facilities (Hovensa Coker)               6.500     07/01/2021     7,087,623
------------------------------------------------------------------------------------------------------------------
  4,000,000   V.I. Public Finance Authority (Hovensa Coker)                     6.500     07/01/2021     4,265,080
------------------------------------------------------------------------------------------------------------------
  5,000,000   V.I. Public Finance Authority (Hovensa Refinery)                  6.125     07/01/2022     5,202,850
------------------------------------------------------------------------------------------------------------------
  3,250,000   V.I. Public Finance Authority ROLs 1                             16.185 2   10/01/2024     3,383,380
------------------------------------------------------------------------------------------------------------------
     45,000   V.I. Tobacco Settlement Financing Corp. (TASC)                    5.000     05/15/2021        39,304
------------------------------------------------------------------------------------------------------------------
  1,975,000   V.I. Tobacco Settlement Financing Corp. (TASC)                    5.000     05/15/2031     1,617,240
                                                                                                      ------------
                                                                                                       155,250,451
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $462,892,593)--101.2%                                                468,898,922
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.2)                                                            (5,621,263)
                                                                                                      ------------
NET ASSETS--100.0%                                                                                    $463,277,659
                                                                                                      ============

                  23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. See Note 5 of Notes to Financial Statements.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Non-income-accruing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS    Adult Communities Total Services           HEHA       Higher Education and Health Authority
BPE     Brittany Pointe Estates                    HFA        Housing Finance Agency/Authority
CPAP    Crime Prevention Association of            HHEA       Health, Hospital and Education
        Philadelphia                                          Authority
EDA     Economic Development Authority             IDA        Industrial Development Agency
EDFA    Economic Development Finance               MAS        Mercy Adult Services
        Authority                                  MCMCSPA    Mercy Catholic Medical Center of
FHA     Federal Housing Agency                                Southeastern PA
GO      General Obligation                         MHH        Mercy Haverford Hospital
GPA     General Purpose Authority                  MHP        Mercy Health Plan
H&EFA   Health and Educational Facilities          MHSSPA     Mercy Health System of Southeastern
        Authority                                             PA
H&HEFA  Hospitals and Higher Education             PSEG       Public Service Enterprise Group
        Facilities Authority                       RITES      Residual Interest Tax Exempt Security
HA      Hospital Authority                         ROLs       Residual Option Longs
HDA     Hospital Development Authority             TASC       Tobacco Settlement Asset-Backed Bonds
HEA     Hospital and Education Authority           URA        Urban Redevelopment Authority
HEBA    Higher Education Building Authority        V.I.       United States Virgin Islands
HEFA    Higher Education Facilities Authority


                  24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  July 31, 2004 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                   VALUE      PERCENT
-------------------------------------------------------------------------------
Tobacco Settlements                                 $119,162,631         25.4%
Resource Recovery                                     45,094,013          9.6
Adult Living Facilities                               43,042,287          9.2
Higher Education                                      37,479,406          8.0
Hospital/Health Care                                  29,091,530          6.2
Single Family Housing                                 26,339,199          5.6
Not-for-Profit Organization                           25,179,867          5.4
Electric Utilities                                    22,980,508          4.9
Pollution Control                                     22,333,512          4.8
Manufacturing, Durable Goods                          18,589,094          4.0
Multifamily Housing                                   11,841,375          2.5
General Obligation                                    11,012,320          2.3
Marine/Aviation Facilities                             8,635,994          1.8
Special Tax                                            8,550,080          1.8
Parking Fee Revenue                                    8,112,020          1.7
Sales Tax Revenue                                      7,470,898          1.6
Airlines                                               6,440,401          1.4
Sewer Utilities                                        5,648,378          1.2
Gas Utilities                                          4,329,054          0.9
Municipal Leases                                       3,627,692          0.8
Water Utilities                                        2,359,130          0.5
Education                                              1,276,180          0.3
Paper, Containers & Packaging                            236,116          0.1
Hotels, Restaurants & Leisure                             52,186           --
Manufacturing, Non-Durable Goods                          15,051           --
                                                    ---------------------------
Total                                               $468,898,922        100.0%
                                                    ===========================


                  25 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  July 31, 2004 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATING                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        5.8%
AA                                                                         6.4
A                                                                          3.2
BBB                                                                       62.4
BB                                                                         3.1
B                                                                          5.4
CCC                                                                        1.3
C                                                                          0.1
Not Rated                                                                 12.3
                                                                         ------
Total                                                                    100.0%
                                                                         ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $462,892,593)--see accompanying statement of investments   $ 468,898,922
-----------------------------------------------------------------------------------------------------
Cash                                                                                         468,754
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   8,121,787
Shares of beneficial interest sold                                                           933,516
Investments sold                                                                             877,035
Other                                                                                          9,263
                                                                                       --------------
Total assets                                                                             479,309,277

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Notes payable to bank (interest rate 2.1200% at July 31, 2004)                            14,600,000
Shares of beneficial interest redeemed                                                       529,851
Investments purchased                                                                        388,241
Dividends                                                                                    305,901
Distribution and service plan fees                                                            56,922
Shareholder communications                                                                    46,580
Trustees' compensation                                                                        40,147
Transfer and shareholder servicing agent fees                                                 21,025
Other                                                                                         42,951
                                                                                       --------------
Total liabilities                                                                         16,031,618

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 463,277,659
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $ 459,337,445
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            785,504
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (2,851,619)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 6,006,329
                                                                                       --------------
NET ASSETS                                                                             $ 463,277,659
                                                                                       ==============


                  27 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $229,450,389
and 19,506,328 shares of beneficial interest outstanding)                                            $11.76
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)      $12.35
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $157,337,771 and 13,379,611 shares
of beneficial interest outstanding)                                                                  $11.76
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $76,489,499 and 6,509,975 shares
of beneficial interest outstanding)                                                                  $11.75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Period Ended July 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------
Interest                                                               $30,436,962

-----------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------
Management fees                                                          2,465,343
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    296,350
Class B                                                                  1,411,332
Class C                                                                    675,017
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    103,761
Class B                                                                     90,505
Class C                                                                     45,967
-----------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                     22,326
Class B                                                                      5,472
Class C                                                                      4,400
-----------------------------------------------------------------------------------
Interest expense                                                           329,908
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                 34,589
-----------------------------------------------------------------------------------
Trustees' compensation                                                      21,405
-----------------------------------------------------------------------------------
Other                                                                       62,144
                                                                       ------------
Total expenses                                                           5,568,519
Less reduction to custodian expenses                                        (1,180)
Less payments and waivers of expenses                                         (738)
                                                                       ------------
Net expenses                                                             5,566,601

-----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   24,870,361

-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
Net realized loss on investments                                          (530,650)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments      7,584,109

-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $31,923,820
                                                                       ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                    2004             2003
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                                                           $24,870,361      $20,547,045
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                           (530,650)       2,444,605
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              7,584,109       (7,146,660)
                                                                               ------------------------------
Net increase in net assets resulting from operations                             31,923,820       15,844,990

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                         (12,179,580)     (10,349,999)
Class B                                                                          (7,846,660)      (6,656,148)
Class C                                                                          (3,754,519)      (3,154,016)

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          41,101,968       41,848,794
Class B                                                                           7,719,115       46,875,679
Class C                                                                           5,391,284       23,631,773

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total increase                                                                   62,355,428      108,041,073
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                             400,922,231      292,881,158
                                                                               ------------------------------
End of period (including accumulated net investment income
(loss) of $785,504 and $(304,098), respectively)                               $463,277,659     $400,922,231
                                                                               ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A  YEAR ENDED JULY 31,                          2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $11.48       $11.57       $11.46       $11.28       $12.08
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .73          .75          .70          .67          .67
Net realized and unrealized gain (loss)                .25         (.11)         .11          .21         (.81)
                                                    -------------------------------------------------------------
Total from investment operations                       .98          .64          .81          .88         (.14)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.70)        (.73)        (.70)        (.70)        (.66)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.76       $11.48       $11.57       $11.46       $11.28
                                                    =============================================================


-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    8.53%        5.36%        7.36%        8.10%       (1.00)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $229,450     $184,638     $144,592     $100,222      $64,336
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $211,061     $172,228     $120,251     $ 77,048      $67,252
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                 6.01%        6.11%        6.03%        5.84%        5.93%
Total expenses                                        0.86%        0.86%        0.85%        0.94%        1.10%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 3,4      N/A 3       0.82% 5      0.87% 5      0.93% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 37%          33%          39%          58%          98%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B  YEAR ENDED JULY 31,                            2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $11.48         $11.57         $11.46         $11.27         $12.07
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .63            .65            .62            .59            .58
Net realized and unrealized gain (loss)                  .25           (.11)           .11            .22           (.81)
                                                      ---------------------------------------------------------------------
Total from investment operations                         .88            .54            .73            .81           (.23)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.60)          (.63)          (.62)          (.62)          (.57)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.76         $11.48         $11.57         $11.46         $11.27
                                                      =====================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      7.71%          4.56%          6.55%          7.40%         (1.75)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $157,338       $146,369       $101,126        $52,926        $21,696
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $156,689       $127,280       $ 75,772        $32,037        $21,368
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   5.26%          5.34%          5.26%          5.03%          5.16%
Total expenses                                          1.62%          1.63%          1.61%          1.68%          1.96%
Expenses after payments and waivers and
reduction to custodian expenses                          N/A 3,4        N/A 3         1.58% 5        1.62% 5        1.68% 5
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   37%            33%            39%            58%            98%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

CLASS C  YEAR ENDED JULY 31,                          2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $11.47       $11.56       $11.45       $11.27       $12.07
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .63          .65          .61          .57          .57
Net realized and unrealized gain (loss)                .25         (.11)         .12          .23         (.80)
                                                    -------------------------------------------------------------
Total from investment operations                       .88          .54          .73          .80         (.23)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.60)        (.63)        (.62)        (.62)        (.57)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.75       $11.47       $11.56       $11.45       $11.27
                                                    =============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                    7.71%        4.57%        6.55%        7.30%       (1.75)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $76,489      $69,916      $47,163      $19,494       $6,607
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $74,956      $60,202      $33,327      $10,913       $5,542
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                 5.25%        5.34%        5.26%        5.01%        5.16%
Total expenses                                        1.63%        1.63%        1.61%        1.68%        1.95%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 3,4      N/A 3       1.58% 5      1.62% 5      1.68% 5
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 37%          33%          39%          58%          98%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                   34| OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $35,211,481 as of July 31, 2004. Including the effect of leverage, inverse floaters represent 19.86% of the Fund's total assets as of July 31, 2004.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2004, securities with an aggregate market value of $1,039,156, representing 0.22% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
UNDISTRIBUTED       UNDISTRIBUTED             ACCUMULATED      OTHER INVESTMENTS
NET INVESTMENT         LONG-TERM                     LOSS     FOR FEDERAL INCOME
INCOME                      GAIN     CARRYFORWARD 1,2,3,4           TAX PURPOSES
--------------------------------------------------------------------------------
$1,353,456                  $--                $2,851,619             $6,006,329

1. As of July 31, 2004, the Fund had $1,561,504 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2004, details of the capital loss carryforwards were as follows:


                  35 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                            EXPIRING
                            ------------------------
                            2009          $  195,858
                            2010           1,365,646
                                          ----------
                            Total         $1,561,504
                                          ==========

2. As of July 31, 2004, the Fund had $1,290,115 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

3. During the fiscal year ended July 31, 2004, the Fund utilized $759,465 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended July 31, 2003, the Fund utilized $2,261,627 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:

                                         YEAR ENDED          YEAR ENDED
                                        JULY 31, 2004       JULY 31, 2003
       ------------------------------------------------------------------
       Distributions paid from:
       Exempt-interest dividends         $23,780,759         $20,160,163

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities      $ 462,892,593
                                                   =============
               Gross unrealized appreciation       $  16,682,178
               Gross unrealized depreciation         (10,675,849)
                                                   -------------
               Net unrealized appreciation         $   6,006,329
                                                   =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2004, the Fund's projected benefit obligations were increased by $8,835 and payments of $3,033 were made to retired trustees, resulting in an accumulated liability of $32,063 as of July 31, 2004.


                  36 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED JULY 31, 2004           YEAR ENDED JULY 31, 2003
                                  SHARES             AMOUNT           SHARES             AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                           6,348,845       $ 75,835,815        5,485,109       $ 64,107,249
Dividends and/or
distributions reinvested         552,950          6,600,738          498,875          5,832,342
Redeemed                      (3,477,589)       (41,334,585)      (2,400,518)       (28,090,797)
                              -------------------------------------------------------------------
Net increase                   3,424,206       $ 41,101,968        3,583,466       $ 41,848,794
                              ===================================================================


                  37 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                   YEAR ENDED JULY 31, 2004            YEAR ENDED JULY 31, 2003
                                  SHARES             AMOUNT           SHARES             AMOUNT
-------------------------------------------------------------------------------------------------
CLASS B
Sold                           2,430,805       $ 29,026,035        4,839,117       $ 56,581,145
Dividends and/or
distributions reinvested         315,813          3,768,477          291,066          3,402,315
Redeemed                      (2,119,775)       (25,075,397)      (1,121,467)       (13,107,781)
                              -------------------------------------------------------------------
Net increase                     626,843       $  7,719,115        4,008,716       $ 46,875,679
                              ===================================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                           2,039,798       $ 24,542,492        3,007,339       $ 35,159,594
Dividends and/or
distributions reinvested         199,041          2,373,352          182,644          2,133,402
Redeemed                      (1,825,116)       (21,524,560)      (1,174,699)       (13,661,223)
                              -------------------------------------------------------------------
Net increase                     413,723       $  5,391,284        2,015,284       $ 23,631,773
                              ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2004, were $183,663,316 and $153,917,375, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $237,867 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of


                  38 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B and Class C shares were $5,275,705 and $1,021,576, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A           CLASS B           CLASS C
                        CLASS A        CONTINGENT        CONTINGENT        CONTINGENT
                      FRONT-END          DEFERRED          DEFERRED          DEFERRED
                  SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
                    RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
YEAR ENDED          DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
---------------------------------------------------------------------------------------
July 31, 2004          $285,333            $2,555          $425,206           $18,275

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended July 31, 2004, OFS waived $642, $36 and $60 for Class A, Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was $35,211,481, which represents 7.60% of the Fund's net assets.

                  39 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow up to one third of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      The Fund had borrowings outstanding of $14,600,000 at July 31, 2004 at an interest rate of 2.12%. For the year ended July 31, 2004, the average monthly loan balance was $18,095,873 at an average daily interest rate of 1.777%. The Fund had gross borrowings and gross loan repayments of $143,200,000 and $148,800,000, respectively, during the year ended July 31, 2004. The maximum amount of borrowings outstanding at any month-end was $24,900,000. The Fund paid commitment fees of $3,680 and interest of $325,491 during the year ended July 31, 2004.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                  40 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MULTI-STATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Pennsylvania Municipal Fund, (one of the portfolios constituting the Oppenheimer Multi-State Municipal Trust) including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Pennsylvania Municipal Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
August 20, 2004 except as to the note entitled "Subsequent Events-Litigation," which is as of September 14, 2004


                  41 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the year ended July 31, 2004 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  42 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE     BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                         CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                 RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,              Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since
Chairman of the Board            2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp.
of Trustees (since 2003);        (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 1993)             (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 73                          Oversees 25 portfolios in the OppenheimerFunds

ROBERT G. GALLI,                 A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in
Trustee (since 1993)             the OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,            A director (since 1991) of the Institute for Advanced Study, Princeton, N.J.,
Trustee (since 1999)             a director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 65                          Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of Arts and Sciences (since 1995), American Philosophical Society (since 1996)
                                 and Council on Foreign Relations (since 2002). Formerly a director of Bankers
                                 Trust New York Corporation (1994-1999). Oversees 25 portfolios in the
                                 OppenheimerFunds complex.

JOEL W. MOTLEY,                  Director (since January 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)             financial adviser); Managing Director (since January 2002) Carmona Motley, Inc.
Age: 52                          (privately-held financial adviser). Formerly a Managing Director of Carmona
                                 Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December
                                 2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,              A director (since February 1972) of Dominion Resources, Inc. (electric utility
Trustee (since 1989)             holding company); formerly a director of Prime Retail, Inc. (real estate investment
Age: 77                          trust) and Dominion Energy, Inc. (electric power and oil & gas producer),
                                 President and Chief Executive Officer of The Conference Board, Inc. (interna-
                                 tional economic and business research) and a director of Lumbermens Mutual
                                 Casualty Company, American Motorists Insurance Company and American
                                 Manufacturers Mutual Insurance Company. Oversees 25 portfolios in the
                                 OppenheimerFunds complex.

EDWARD V. REGAN,                 President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1993)             director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 74                          and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                 Chairman of Municipal Assistance Corporation for the City of New York, New
                                 York State Comptroller and Trustee of New York State and Local Retirement
                                 Fund. Oversees 25 investment companies in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,        Chairman (since 1993) of The Directorship Search Group, Inc. (corporate governance
Trustee (since 1989)             consulting and executive recruiting); a Life Trustee of International House
Age: 72                          (non-profit educational organization); a former trustee of The Historical Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.


                  43 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

DONALD W. SPIRO,                 Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the             (January 1969-August 1999) of the Manager. Oversees 25 portfolios in the
Board of Trustees,               OppenheimerFunds complex.
Trustee (since 1989)
Age: 78

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                      LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                                 INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee            (since September 2000) of the Manager; President and a director or trustee
(since 2001)                     of other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                          Oppenheimer Acquisition Corp. (the Manager's parent holding company) and
                                 Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                 Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                                 Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                                 of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                 of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                 Management Corporation, Trinity Investment Management Corporation and
                                 Tremont Capital Management, Inc. (since November 2001), HarbourView Asset
                                 Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                 President (since November 1, 2001) and a director (since July 2001) of
                                 Oppenheimer Real Asset Management, Inc.; Executive Vice President (since
                                 February 1997) of Massachusetts Mutual Life Insurance Company (the
                                 Manager's parent company); a director (since June 1995) of DLB Acquisition
                                 Corporation (a holding company that owns the shares of Babson Capital
                                 Management LLC); a member of the Investment Company Institute's Board of
                                 Governors (elected to serve from October 3, 2003 through September 30, 2006).
                                 Formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                                 President and trustee (November 1999-November 2001) of MML Series
                                 Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance
                                 Company; President, Chief Executive Officer and director (September 1999-
                                 August 2000) of MML Bay State Life Insurance Company; a director (June
                                 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-
                                 owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios as Trustee/
                                 Director and 10 portfolios as Officer in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OFFICERS                         THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO WORLD
                                 FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MR.
                                 WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924, AND
                                 FOR MR. FIELDING, 350 LINDEN OAKS, ROCHESTER, NY 14625. EACH OFFICER SERVES FOR AN
                                 ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

RONALD H. FIELDING,              Senior Vice President of the Manager since January 1996; Chairman of the
Vice President (since 2002)      Rochester Division of the Manager since January 1996; an officer of 10 portfolios
Age: 55                          in the OppenheimerFunds complex.


                  44 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BRIAN W. WIXTED,                 Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)           Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 44                          Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                 Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional
                                 Asset Management, Inc. (since November 2000), and of OppenheimerFunds
                                 Legacy Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                 Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                                 Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                 Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                                 (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services
                                 Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                  Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)           February 2002) of the Manager; General Counsel and a director (since November
Age: 56                          2001) of the Distributor; General Counsel (since November 2001) of Centennial
                                 Asset Management Corporation; Senior Vice President and General Counsel
                                 (since November 2001) of HarbourView Asset Management Corporation;
                                 Secretary and General Counsel (since November 2001) of Oppenheimer
                                 Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                 OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                 and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                 Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                 Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                 of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                 Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                 of OppenheimerFunds Legacy Program; Senior Vice President and General
                                 Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                 director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                 Vice President (May 1985-December 2003), Acting General Counsel (November
                                 2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                 of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-
                                 November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                 2001); and OppenheimerFunds International Ltd. (October 1997-November
                                 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and Chief         Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Compliance Officer               Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                     Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 53                          OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                  45 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND


ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)      Audit Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2004 and $15,000 in fiscal 2003.

         (b)      Audit-Related Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

                  The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)      Tax Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,000 in fiscal 2003.

                  The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)      All Other Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $83 in fiscal 2003.

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such  fees   would   include   consultations   regarding   the
                  registrant's retirement plan with respect to its directors.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

                  The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

                  Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

                  (2) 100%

         (f)      Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,500 in fiscal 2004 and $5,083 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (A)      EXHIBIT   ATTACHED   HERETO.   (ATTACH   CODE  OF   ETHICS  AS
                  EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B)      EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)